DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	$ (5,823,000)	$ (64,021,000)	$ 19,722,000
Realized investment gains (losses) - derivatives, gross	(155,251,000)	(138,249,000)	(177,953,000)
Notional Amount, Other long-term investments	5,152,071,000	1,249,465,000
Fair Value, Other long-term investments	48,245,000	35,667,000
Notional Amount, Other liabilities	7,321,905,000	6,105,014,000
Fair Value, Other liabilities	455,710,000	243,511,000
Cash flow hedges. | Inflation
Notional amount and fair value of the entity's derivative financial instruments
Notional Amount, Other long-term investments	7,068,000
Fair Value, Other long-term investments	1,000
Notional Amount, Other liabilities	244,399,000	293,379,000
Fair Value, Other liabilities	8,863,000	12,005,000
Cash flow hedges. | Interest rate swaps
Notional amount and fair value of the entity's derivative financial instruments
Notional Amount, Other liabilities	75,000,000	75,000,000
Fair Value, Other liabilities	3,443,000	6,747,000
Derivatives not designated as hedging instruments | Interest rate swaps
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	7,718,000
Realized investment gains (losses) - derivatives, gross	(11,264,000)	(8,427,000)	39,317,000
Realized loss on terminated contracts	10,400,000
Realized loss on interest settlements	3,100,000
Unrealized gain on interest rate swaps	2,200,000
Notional Amount, Other long-term investments	125,000,000	25,000,000
Fair Value, Other long-term investments	5,118,000	3,808,000
Notional Amount, Other liabilities	25,000,000	110,000,000
Fair Value, Other liabilities	3,064,000	9,137,000
Derivatives not designated as hedging instruments | Credit default swaps
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	(7,851,000)
Realized investment gains (losses) - derivatives, gross	(548,000)	1,389,000	3,351,000
Net settlements received	2,500,000
Realized loss on terminated contracts	10,400,000
Notional Amount, Other liabilities		25,000,000
Fair Value, Other liabilities		1,099,000
Derivatives not designated as hedging instruments | Equity options
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	(15,051,000)	(1,824,000)
Derivatives not designated as hedging instruments | Volatility swaps
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	(239,000)	(2,433,000)
Derivatives not designated as hedging instruments | Equity futures
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	(30,061,000)	(42,258,000)
Notional Amount, Other long-term investments	49,631,000
Fair Value, Other long-term investments	837,000
Notional Amount, Other liabilities	189,765,000	327,321,000
Fair Value, Other liabilities	1,454,000	7,231,000
Derivatives not designated as hedging instruments | Currency future
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	2,977,000
Notional Amount, Other long-term investments	57,912,000
Fair Value, Other long-term investments	976,000
Notional Amount, Other liabilities	14,348,000
Fair Value, Other liabilities	126,000
Derivatives not designated as hedging instruments | Interest rate caps
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives, gross	(2,801,000)
Notional Amount, Other long-term investments	3,000,000,000
Fair Value, Other long-term investments	2,666,000
Derivatives not designated as hedging instruments | Interest rate futures
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	164,221,000	(11,778,000)
Realized investment gains (losses) - derivatives, gross			6,889,000
Notional Amount, Other long-term investments	615,445,000
Fair Value, Other long-term investments	6,393,000
Notional Amount, Other liabilities	270,019,000	598,357,000
Fair Value, Other liabilities	1,148,000	16,764,000
Derivatives not designated as hedging instruments | Embedded derivative - Modco reinsurance treaties
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives, gross	(134,340,000)	(67,989,000)	(252,698,000)
Notional Amount, Other long-term investments	30,001,000	29,563,000
Fair Value, Other long-term investments	2,038,000	2,687,000
Notional Amount, Other liabilities	2,761,686,000	2,842,862,000
Fair Value, Other liabilities	279,799,000	146,105,000
Derivatives not designated as hedging instruments | Embedded derivative - GMWB
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives related to variable annuity contracts, gross	(127,537,000)	(5,728,000)	19,722,000
Notional Amount, Other long-term investments	826,790,000	1,099,902,000
Fair Value, Other long-term investments	10,665,000	22,378,000
Notional Amount, Other liabilities	3,741,688,000	1,494,657,000
Fair Value, Other liabilities	157,813,000	41,990,000
Derivatives not designated as hedging instruments | Derivatives related to corporate debt
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives, gross			(125,000)
Derivatives not designated as hedging instruments | Other.
Notional amount and fair value of the entity's derivative financial instruments
Realized investment gains (losses) - derivatives, gross	(475,000)	799,000	5,591,000
Notional Amount, Other long-term investments	440,224,000	95,000,000
Fair Value, Other long-term investments	19,551,000	6,794,000
Notional Amount, Other liabilities		338,438,000
Fair Value, Other liabilities		$ 2,433,000